AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 19, 2017.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 583	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 584	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

K&L Gates LLP

70 W. Madison Street, Suite 3100

Chicago, Illinois 60602

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant:

PowerShares Treasury Collateral Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 19th day of January, 2017.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	January 19, 2017

/s/ Steven M. Hill Steven M. Hill	Treasurer	January 19, 2017

/s/ Anna Paglia Anna Paglia	Secretary	January 19, 2017

*/s/ Ronn R. Bagge Ronn R. Bagge	Trustee	January 19, 2017

*/s/ Todd J. Barre Todd J. Barre	Trustee	January 19, 2017

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	January 19, 2017

*/s/ Marc M. Kole Marc M. Kole	Trustee	January 19, 2017

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	January 19, 2017

*/s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	January 19, 2017

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	January 19, 2017

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	January 19, 2017

*By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		January 19, 2017

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document